CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME
Reclassification of prior period numbers	19,306	20,530	15,163